Concentration and Risks - Schedule of Company’s Revenues (Details) - Customer Concentration Risk [Member] - Accounts Receivable [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Customer A [Member]
Schedule of Company’s Revenues [Line Items]
Revenue for years ended			17.06%
Balance as of December 31		33.95%
Customer B [Member]
Schedule of Company’s Revenues [Line Items]
Revenue for years ended
Balance as of December 31		9.13%
Customer C [Member]
Schedule of Company’s Revenues [Line Items]
Revenue for years ended
Balance as of December 31		10.02%
Customer D [Member]
Schedule of Company’s Revenues [Line Items]
Revenue for years ended			24.56%
Balance as of December 31		18.31%
Customer E [Member]
Schedule of Company’s Revenues [Line Items]
Revenue for years ended			15.90%
Balance as of December 31		13.86%
Customer F [Member]
Schedule of Company’s Revenues [Line Items]
Revenue for years ended	30.20%
Balance as of December 31	22.70%
Customer G [Member]
Schedule of Company’s Revenues [Line Items]
Revenue for years ended	28.70%
Balance as of December 31	21.40%
Customer H [Member]
Schedule of Company’s Revenues [Line Items]
Revenue for years ended	32.30%
Balance as of December 31	24.90%
Customer I [Member]
Schedule of Company’s Revenues [Line Items]
Revenue for years ended
Balance as of December 31	12.40%
Customer J [Member]
Schedule of Company’s Revenues [Line Items]
Revenue for years ended
Balance as of December 31	14.80%
Customer [Member]
Schedule of Company’s Revenues [Line Items]
Revenue for years ended	91.20%		57.52%
Balance as of December 31	96.20%	85.27%